Trade and Other Receivables - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Disclosure of trade and other receivables [line items]
Outstanding bills receivable discounted with banks by retaining recourse obligation	¥ 936,900	$ 134,800	¥ 79,100
Outstanding bills receivable endorsed to suppliers with recourse obligation	1,032,100	148,500	2,550,000
Gross trade receivables	1,549,462	222,883	364,445
Dongfeng companies [member]
Disclosure of trade and other receivables [line items]
Gross trade receivables	¥ 662,700	$ 95,300	¥ 29,200
Top of range [member]
Disclosure of trade and other receivables [line items]
Trade receivables payment terms	90 days
Bills receivables discounted maturity period	12 months
Bottom of range [member]
Disclosure of trade and other receivables [line items]
Trade receivables payment terms	60 days